Income Taxes (Schedule Of Reconciliation Of Provision For Income Tax Expenses (Recovery)) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Taxes Schedule Of Reconciliation Of Provision For Income Tax Expenses Recovery
Net loss before income taxes per consolidated financial statements	$ (1,151,875)	$ (4,745,085)	$ (3,808,716)	$ (5,701,936)	$ (8,096,408)	$ (877,867)
Income tax rate					21.00%	35.00%
Income tax recovery					$ (1,700,300)	$ (307,300)
Non-deductible share-based payments					662,800	162,300
Non-deductible interest					22,800	10,100
Loss on settlement of debt					732,600
Valuation allowance change					282,100	134,900
Income tax expense (recovery)